Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	$ 3,712	$ 4,270
Amounts recognised directly in OCI	103	180
Gross deferred tax assets	3,815	4,450
Set-off of deferred tax assets and deferred tax liabilities	(1,378)	(1,386)
Net deferred tax assets	2,437	3,064	$ 2,048
Provisions for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,481	1,788
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	386	335
Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	347	223
Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	424	606
Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	743	899
All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	331	419
Cash-flow hedges
Deferred tax assets
Amounts recognised directly in OCI		25
Defined benefit
Deferred tax assets
Amounts recognised directly in OCI	103	155
Parent Entity
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	3,303	3,712
Amounts recognised directly in OCI	101	149
Gross deferred tax assets	3,404	3,861
Set-off of deferred tax assets and deferred tax liabilities	(1,311)	(1,364)
Net deferred tax assets	2,093	2,497	$ 1,925
Parent Entity | Provisions for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,269	1,507
Parent Entity | Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	365	308
Parent Entity | Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	316	198
Parent Entity | Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	388	570
Parent Entity | Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	665	825
Parent Entity | All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	300	304
Parent Entity | Defined benefit
Deferred tax assets
Amounts recognised directly in OCI	$ 101	$ 149